Secondary Mortgage Market Activities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Freddie Mac
Secondary Mortgage Market Activities
Principal balances of mortgage loans serviced for others, not included in the accompanying consolidated statements of condition	$ 78,944,218	$ 87,060,823
Federal Home Loan Bank
Secondary Mortgage Market Activities
Principal balances of mortgage loans serviced for others, not included in the accompanying consolidated statements of condition	$ 19,425,826	$ 20,700,145